Fidelity Advisor® Global Capital Appreciation Fund

Class/Ticker
A/FGEAX	T/FGETX	B/FGEBX	C/FEUCX

Summary Prospectus

December 29, 2012

Fund Summary

Fund/Class:
Fidelity Advisor® Global Capital Appreciation Fund/A, T, B, C

Investment Objective

The fund seeks long-term growth of capital.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page 27 of the prospectus.

Shareholder fees (fees paid directly from your investment)

Class A

Class T

Class B

Class C

Maximum sales charge (load) on purchases (as a % of offering price)	5.75%	3.50%	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	NoneA	NoneA	5.00%B	1.00%C
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	1.00%	1.00%	1.00%	1.00%

A Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.

B Declines over 6 years from 5.00% to 0%.

C On Class C shares redeemed less than one year after purchase.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Class A

Class T

Class B

Class C

Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.56%	0.56%	0.56%	0.56%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.62%	0.65%	0.64%	0.62%
Total annual operating expenses	1.43%	1.71%	2.20%A	2.18%
Fee waiver and/or expense reimbursementB	0.00%	0.01%	0.00%	0.00%
Total annual operating expenses after fee waiver and/or expense reimbursement	1.43%	1.70%	2.20%A	2.18%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses. For the period, acquired fund fees and expenses are less than 0.01% and are included in other expenses.

Summary Prospectus

B Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Class A, Class T, Class B, and Class C of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed the following rates:

Class A

Class T

Class B

Class C

1.45%	1.70%	2.20%	2.20%

These arrangements will remain in effect through December 31, 2013. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

Class A

Class T

Class B

Class C

	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 712	$ 712	$ 517	$ 517	$ 723	$ 223	$ 321	$ 221
3 years	$ 1,001	$ 1,001	$ 869	$ 869	$ 988	$ 688	$ 682	$ 682
5 years	$ 1,312	$ 1,312	$ 1,245	$ 1,245	$ 1,380	$ 1,180	$ 1,169	$ 1,169
10 years	$ 2,190	$ 2,190	$ 2,298	$ 2,298	$ 2,248	$ 2,248	$ 2,513	$ 2,513

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 155% of the average value of its portfolio.

Principal Investment Strategies

  Investing in securities issued throughout the world.
  Normally investing at least 80% of assets in equity securities.
  Normally investing primarily in common stocks.
  Allocating investments across different countries and regions.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.

Summary Prospectus

Fund Summary - continued

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market and different types of securities can react differently to these developments.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Index section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Year-by-Year Returns

The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.

Summary Prospectus

Calendar Years	2002	2003	2004	2005	2006	2007	2008	2009	2010	2011
	-17.72%	33.64%	13.15%	13.02%	6.06%	6.84%	-46.76%	47.02%	25.31%	-26.20%

During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	26.73%	June 30, 2009
Lowest Quarter Return	-23.86%	December 31, 2008
Year-to-Date Return	17.32%	September 30, 2012

Average Annual Returns

Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2011	Past 1 year	Past 5 years	Past 10 years
Class A - Return Before Taxes	-30.45%	-6.13%	0.84%
Return After Taxes on Distributions	-30.45%	-6.83%	0.25%
Return After Taxes on Distributions and Sale of Fund Shares	-19.79%	-5.28%	0.68%
Class T - Return Before Taxes	-28.96%	-5.92%	0.81%
Class B - Return Before Taxes	-30.38%	-6.04%	0.91%
Class C - Return Before Taxes	-27.56%	-5.74%	0.67%
MSCI® ACWI® (All Country World Index) Index (reflects no deduction for fees or expenses)	-7.04%	-1.58%	4.61%

Summary Prospectus

Fund Summary - continued

Investment Advisers

Fidelity Management & Research Company (FMR) is the fund's manager. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

Tom Allen (portfolio manager) has managed the fund since February 2010.

Purchase and Sale of Shares

You may buy or sell Class A, Class T, Class B, and Class C shares of the fund through a retirement account or through an investment professional. You may buy or sell shares in various ways:

Internet www.advisor.fidelity.com
Phone To reach a Fidelity representative 1-877-208-0098
Mail
Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

Subject to certain limited exceptions described in the Additional Information about the Purchase and Sale of Shares section of the prospectus, the fund no longer accepts investments in Class B shares. Any purchase order for Class B shares of the fund (other than from an existing Class B shareholder pursuant to an exchange or the reinvestment of dividends and capital gain distributions paid on Class B shares) will be deemed to be a purchase order for Class A shares of the fund and will be subject to any applicable Class A front-end sales charge.

The price to buy one share of Class A or Class T is its offering price, if you pay a front-end sales charge, or its net asset value per share (NAV), if you qualify for a front-end sales charge waiver. The price to buy one share of Class B or Class C is its NAV. Your shares will be bought at the offering price or NAV, as applicable, next calculated after your order is received in proper form.

The price to sell one share of Class A, Class T, Class B, or Class C is its NAV, minus the short-term redemption fee, if applicable, and any applicable contingent deferred sales charge (CDSC). Your shares will be sold at the NAV next calculated after your order is received in proper form, minus the short-term redemption fee, if applicable, and any applicable CDSC.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$2,500
For Fidelity Advisor Traditional IRA, Roth IRA, Rollover IRA, Simplified Employee Pension-IRA, and Keogh accounts	$500
Through a regular investment plan established at the time the fund position is opened	$100

The fund may waive or lower purchase minimums in other circumstances.

Summary Prospectus

After a maximum of seven years from the initial purchase date, Class B shares convert automatically to Class A shares of the fund at NAV.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, FMR, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, including banks, broker-dealers, or other service-providers (who may be affiliated with FMR or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Summary Prospectus

FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

Fidelity Advisor and Fidelity Investments & Pyramid Design are registered service marks of FMR LLC. © 2012 FMR LLC. All rights reserved.

The third-party marks appearing above are the marks of their respective owners.

1.922075.104 AGLO-SUM-1212

Fidelity Advisor® Global Capital Appreciation Fund

Class/Ticker

Institutional/FEUIX

Summary Prospectus

December 29, 2012

Fund Summary

Fund/Class:
Fidelity Advisor® Global Capital Appreciation Fund/Institutional

Investment Objective

The fund seeks long-term growth of capital.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

Shareholder fees (fees paid directly from your investment)
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	1.00%

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.56%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.50%
Total annual operating expenses	1.06%

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 108
3 years	$ 337
5 years	$ 585
10 years	$ 1,294

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 155% of the average value of its portfolio.

Summary Prospectus

Principal Investment Strategies

  Investing in securities issued throughout the world.
  Normally investing at least 80% of assets in equity securities.
  Normally investing primarily in common stocks.
  Allocating investments across different countries and regions.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market and different types of securities can react differently to these developments.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Index section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Summary Prospectus

Fund Summary - continued

Year-by-Year Returns

Calendar Years	2002	2003	2004	2005	2006	2007	2008	2009	2010	2011
	-17.52%	34.41%	13.40%	13.36%	6.23%	7.16%	-46.59%	47.17%	25.64%	-26.01%

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	26.96%	June 30, 2009
Lowest Quarter Return	-23.74%	December 31, 2008
Year-to-Date Return	17.76%	September 30, 2012

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2011	Past 1 year	Past 5 years	Past 10 years
Institutional Class
Return Before Taxes	-26.01%	-4.77%	1.72%
Return After Taxes on Distributions	-26.01%	-5.49%	1.12%
Return After Taxes on Distributions and Sale of Fund Shares	-16.90%	-4.18%	1.43%
MSCI® ACWI® (All Country World Index) Index (reflects no deduction for fees or expenses)	-7.04%	-1.58%	4.61%

Investment Advisers

Fidelity Management & Research Company (FMR) is the fund's manager. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

Tom Allen (portfolio manager) has managed the fund since February 2010.

Summary Prospectus

Purchase and Sale of Shares

Institutional Class eligibility requirements are listed in the Additional Information about the Purchase and Sale of Shares section of the prospectus.

You may buy or sell Institutional Class shares of the fund through a retirement account or through an investment professional. You may buy or sell shares in various ways:

Internet www.advisor.fidelity.com
Phone To reach a Fidelity representative 1-877-208-0098
Mail
Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

The price to buy one share of Institutional Class is its net asset value per share (NAV). Your shares will be bought at the NAV next calculated after your order is received in proper form.

The price to sell one share of Institutional Class is its NAV, minus the short-term redemption fee, if applicable. Your shares will be sold at the NAV next calculated after your order is received in proper form, minus the short-term redemption fee, if applicable.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$2,500
For Fidelity Advisor Traditional IRA, Roth IRA, Rollover IRA, Simplified Employee Pension-IRA, and Keogh accounts	$500
Through a regular investment plan established at the time the fund position is opened	$100

The fund may waive or lower purchase minimums in other circumstances.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, FMR, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, including banks, broker-dealers, or other service-providers (who may be affiliated with FMR or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Summary Prospectus

FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

Fidelity Advisor and Fidelity Investments & Pyramid Design are registered service marks of FMR LLC. © 2012 FMR LLC. All rights reserved.

The third-party marks appearing above are the marks of their respective owners.

1.922076.104 AGLOI-SUM-1212